Average Annual Total Returns - SteelPath MLP Alpha	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date		Class R 1 Year		Class R 5 Years		Class R 10 Years		Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date		Class R5 1 Year		Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 Years	Alerian MLP Index (reflects no deduction for fees, expenses or taxes) 1 Year	Alerian MLP Index (reflects no deduction for fees, expenses or taxes) 5 Years	Alerian MLP Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 31, 2010	(32.51%)	(6.48%)	(3.35%)	(36.17%)	(8.59%)	(5.12%)	(19.35%)	(5.22%)	(2.77%)	Aug. 25, 2011	(29.65%)	(6.09%)	(3.31%)	May 24, 2019	[1]	(28.71%)	[1]	(5.67%)	[1]	(3.05%)	[1]	Mar. 31, 2010	(28.38%)	(5.18%)	(2.56%)	May 24, 2019	[2]	(28.37%)	[2]	(5.33%)	[2]	(2.75%)	[2]	Jun. 28, 2013	(28.36%)	(5.10%)	(6.75%)	18.40%	15.22%	13.88%	(28.69%)	(5.95%)	(2.31%)

[1]	Class R shares’ performance prior to the inception date is that of the predecessor fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Class R5 shares’ performance prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.